ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

6) ACCOUNTS PAYABLE AND ACCRUED EXPENSES

During the three months ended September 30, 2025, the Company requested its legal counsel to provide guidance with respect to vendor collectability of various accounts payable and accrued expenses carried on its balance sheet from 2020 and prior. Based on the review of the statute of limitations for the various jurisdictions by which the liabilities were governed, legal counsel provided a conclusion as to whether such statute of limitation had expired in the respective jurisdiction. The statute of limitations is an affirmative defense in which the defendant introduces evidence, which, if found to be credible, will negate criminal or civil liability, even if it is proven the defendant committed the alleged acts. The party raising the affirmative defense has the burden of proof on establishing that it applies. In a civil action in which a creditor demands payment on a written instrument evidencing a debt, the successful assertion of the statute of limitations defense will bar collection of the debt. In order to assert the statute of limitations as a defense, a defendant must specifically assert the defense is the answer. If a defendant fails to specifically plead the defense, it will be deemed to be waived. Since no action to enforce such liabilities was brought before September 30, 2025, it is our legal counsel’s opinion that the liabilities are time-barred from collection under the respective state laws and should be removed from the Company’s balance sheet. Therefore, the Company wrote off approximately $0.5 million of accounts payable and approximately $0.2 million of accrued expenses, which resulted in a gain on extinguishment of debt of $0.7 million report in the accompanying condensed consolidated statement of operations for the three and nine months ended September 30, 2025. The Company did not write off any time-barred liabilities for the three and nine months ended September 30, 2024.

Accrued expenses at September 30, 2025 and December 21, 2024 consisted of the following (in thousands):

	September 30, 2025	December 31, 2024
Professional fees	$678	$446
Legal matters	30	323
Accrued compensation	12	12
Other	139	226
Total accrued expenses	$859	$1,007

12)	Accrued Expenses

Accrued expenses at December 31, 2024 and 2023 consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Professional fees	$238	$239
Legal fees	323	643
Accrued compensation	12	109
Convertible notes interest	-	176
Somerville facility	-	218
Other	434	508
Total accrued expenses	$1,007	$1,893